Employee costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee
Employee costs
Wages and salaries	$ 1,305	$ 1,345	$ 1,190
Social security costs	228	209	167
Defined benefit plan pension costs	46	46	46
Defined benefit past service credit	(3)	(10)	(43)
Defined contribution plan pension costs	44	35	34
Total employee cost	$ 1,620	$ 1,625	$ 1,394
Production | employee	20,619	20,793	20,823
Administration | employee	2,809	2,699	2,712
Total number of employees | employee	23,428	23,492	23,535